Leases (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Leases Text Block Abstract
Schedule of right-of-use assets
	Property	Motor vehicles	Total
	U.S. dollars in thousands
Cost:
Balance as of January 1, 2022	763	156	919
Additions	-	45	45
Disposals	-	(21)	(21)
Balance as of December 31, 2022	763	180	943

Accumulated amortization:
Balance as of January 1, 2022	(413)	(55)	(468)
Additions	(230)	(61)	(291)
Disposals	-	6	6
Balance as of December 31, 2022	(643)	(110)	(753)
	120	70	190

Cost:
Balance as of January 1, 2021	639	171	810
Additions	124	83	207
Disposals	-	(98)	(98)
Balance as of December 31, 2021	763	156	919

Accumulated amortization:
Balance as of January 1, 2021	(204)	(63)	(267)
Additions	(209)	(66)	(275)
Disposals	-	74	74
Balance as of December 31, 2021	(413)	(55)	(468)
	350	101	451

Schedule of lease liabilities
	Property	Motor vehicles	Total
	U.S. dollars in thousands

Balance as of January 1, 2022	459	103	562
Additions	-	40	40
Disposals	-	(12)	(12)
Interest expense	9	2	11
Payments	(315)	(69)	(384)
Balance as of December 31, 2022	153	64	217

Short-term lease liabilities	153	51	204
Long-term lease liabilities	-	13	13
Balance as of December 31, 2022	153	64	217

Balance as of January 1, 2021	534	129	663
Additions	124	74	198
Disposals	-	(30)	(30)
Interest expense	92	10	102
Payments	(291)	(80)	(371)
Balance as of December 31, 2021	459	103	562

Short-term lease liabilities	306	59	365
Long-term lease liabilities	153	44	197
Balance as of December 31, 2021	459	103	562